Accounts Receivable, net (including related parties)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, net (including related parties)
Accounts Receivable, net (including related parties)

Note 10.  Accounts Receivable, net (including related parties)

	December 31,	December 31,
	2024	2025

	(in thousands)
Accounts receivable	$236,782	200,866
Accounts receivable from related parties	31	10
Less: Loss allowance	—	—
	$236,813	200,876

As of December 31, 2024 and 2025, the Company measures the loss allowance for accounts receivable using the simplified approach under IFRS 9 with the lifetime expected credit losses. To measure the expected credit losses, accounts receivable have been grouped based on the days past due, as well as incorporated forward looking information, including relevant industry information. Analysis of expected credit losses which was measured based on the aforementioned method, was as follows:

	December 31, 2024
			Loss
	Carrying		allowance
	amount of	Weighted	for lifetime
	accounts	average loss	expected
	receivable	rate	credit
	(in thousands)		(in thousands)
Not past due	$235,882	0%	$—
Past due within 30 days	915	0%	—
Past due 31‑60 days	14	0%	—
Past due 61‑90 days	—	0%	—
Past due 91‑120 days	2	0%	—
Past due over 121 days	—	0%-100%	—
	$236,813		$—

	December 31, 2025
			Loss
	Carrying		allowance
	amount of	Weighted	for lifetime
	accounts	average loss	expected
	receivable	rate	credit
	(in thousands)		(in thousands)
Not past due	$200,298	0%	$—
Past due within 30 days	508	0%	—
Past due 31‑60 days	53	0%	—
Past due 61‑90 days	—	0%	—
Past due 91‑120 days	—	0%	—
Past due over 121 days	17	0%-100%	—
	$200,876		$—

There were no changes in loss allowance as of December 31, 2024 and 2025.

There were no activities in loss allowance for the years ended December 31, 2023, 2024 and 2025, respectively.